Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of years open to review by Tax Authority
Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2015-2019	Dec. 2015-2019
Cementos Selva S.A.	2015-2019	Dec. 2015-2019
Distribuidora Norte Pacasmayo S.R.L.	2015-2019	Dec. 2015-2019
Empresa de Transmisión Guadalupe S.A.C.	2015-2019	Dec. 2015-2019
Salmueras Sudamericanas S.A.	2015-2019	Dec. 2015-2019
Calizas del Norte S.A.C. (in liquidation)	2015-2019	Dec. 2015-2019
Soluciones Takay S.A.C.	2019	Mar.2019-Dec.2019

Disclosure Of Plans And Related Expenses Explanatory
Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2019	2018	2017
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIS	244	345	236
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	EAMP	189	202	201

					433	547	437